Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	December 31, 2024	June 30, 2025
	RMB	RMB
Accounts receivable	74,886,095	41,981,306
Allowance for credit losses	(38,352,201)	(38,308,560)
Accounts receivable, net	36,533,894	3,672,746

Schedule of Allowance for Credit Losses

The following table presents movement of the allowance for credit losses:

	December 31, 2024	June 30, 2025
	RMB	RMB
Balance at the beginning of the year/period	37,610,720	38,352,201
Provisions (reversal) of expected credit losses	741,481	(43,641)
Balance at the end of the year/period	38,352,201	38,308,560